Property, plant and equipment	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment [Text Block]

15. Property, plant and equipment

Dec. 31, 2024	Exploration and evaluation assets	Capital works in progress	Mining properties	Plant and equipment	Plant and equipment - ROU assets[1]	Total
Balance, Jan. 1, 2024	$96.9	$803.3	$2,482.7	$3,275.5	$243.5	$6,901.9
Additions	8.6	238.6	14.5	38.5	25.5	325.7
Capitalized stripping and development	-	-	160.5	-	-	160.5
Decommissioning and restoration	-	-	13.5	(18.2)	-	(4.7)
Capitalized accretion and depreciation	-	2.4	-	(0.2)	(1.6)	0.6
Transfers and other movements	-	(168.4)	(3.7)	174.6	(2.5)	-
Disposals	-	(0.6)	-	(35.0)	(7.4)	(43.0)
Effects of movements in exchange rates	(2.1)	(2.0)	(89.2)	(99.3)	(3.4)	(196.0)
Balance, Dec. 31, 2024	103.4	873.3	2,578.3	3,335.9	254.1	7,145.0

Accumulated depreciation
Balance, Jan. 1, 2024	-	-	1,093.9	1,348.9	143.1	2,585.9
Depreciation for the year	-	-	216.0	216.8	24.0	456.7
Disposals	-	-	-	(9.4)	(2.0)	(11.5)
Effects of movement in exchange rates	-	-	(35.5)	(31.7)	(0.3)	(67.5)
Balance, Dec. 31, 2024	-	-	1,274.4	1,524.6	164.8	2,963.6
Net book value	$103.4	$873.3	$1,303.9	$1,811.3	$89.3	$4,181.4
[1] Includes $3.8 million of capital works in progress - ROU assets (costs) that relate to the Arizona business unit

Dec. 31, 2023	Exploration and evaluation assets	Capital works in progress	Mining properties	Plant and equipment	Plant and equipment- ROU assets[1]	Total
Balance, Jan. 1, 2023	$76.0	$778.9	$1,952.8	$2,742.6	$202.4	$5,752.7
Additions	20.6	125.2	10.6	34.8	21.4	212.6
Acquisition of PP&E from Copper Mountain	-	27.5	369.0	383.3	24.0	803.8
Capitalized stripping and development	-	-	111.2	-	-	111.2
Decommissioning and restoration	-	-	19.8	0.8	-	20.6
Capitalized accretion and depreciation	-	2.8	-	(0.2)	(1.2)	1.4
Transfers and other movements	-	(131.1)	4.4	126.7	-	-
Disposals	(0.1)	(0.6)	(0.1)	(28.9)	(3.9)	(33.6)
Effects of movements in exchange rates	0.4	0.6	15.0	16.4	0.8	33.2
Balance, Dec. 31, 2023	96.9	803.3	2,482.7	3,275.5	243.5	6,901.9

Accumulated depreciation
Balance, Jan. 1, 2023	-	-	891.8	1,181.2	127.3	2,200.3
Depreciation for the year	-	-	193.2	181.1	18.6	392.9
Disposals	-	-	-	(21.6)	(3.0)	(24.6)
Effects of movement in exchange rates	-	-	8.9	8.2	0.2	17.3
Balance, Dec. 31, 2023	-	-	1,093.9	1,348.9	143.1	2,585.9
Net book value	$96.9	$803.3	$1,388.8	$1,926.6	$100.4	$4,316.0

[1] Includes $4.5 million of capital works in progress - ROU assets (costs) that relate to the Arizona business unit.

During the first quarter of 2024, Hudbay received a grant of $3.1 million from the Environment and Climate Change Canada related to the purchase of an electric mining shovel in the third quarter of 2023. The carrying amount of the shovel has been deducted by the amount of the grant received. The grant will be recognized in profit or loss over the life of the shovel as a reduced depreciation expense. There were no significant unfulfilled conditions attached to the grant.

During the first quarter of 2023, an indicator of impairment was identified as a result of an updated life of mine ("LOM") plan for Peru which included updated costs reflecting recently experienced inflationary pressures. As a result of the higher operating costs experienced at the Peru mine site, a full impairment test was completed. The recoverable amount was determined using FVLCD since it is higher than value in use. The fair value measurement in its entirety is categorized as Level 3 based on the degree to which fair value inputs are observable and have a significant effect on the recorded fair value. Management determined that the fair value less cost to dispose exceeded the carrying value of the Peru CGU, and accordingly no impairment was recorded.